Janus Henderson Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class D Shares [Member] | Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.83%	2.17%	1.44%